Real Estate Investments - Schedule of Realized Gain Loss on Investments (Parenthetical) (Detail) (Predecessor [Member], Cherry Creek [Member])	Sep. 30, 2014
Predecessor [Member] | Cherry Creek [Member]
Business Acquisition [Line Items]
Percentage of equity interest	42.30%